Earnings per share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income attributable to the parent	$ 3,979	$ 2,653	$ 1,108
Less: Allocation to participating securities	(6)	0	0
Net income attributable to the parent	3,973	2,653	1,108
Effect of dilution	117	38	37
Diluted net income available to stockholders	$ 4,090	$ 2,691	$ 1,145
Weighted average number of common shares outstanding, basic, in shares	478	469	469
Weighted average number of common shares outstanding, in shares	14	22	20
Effect of dilutive share options, in shares	1	1	1
Weighted average number of common shares outstanding adjusted for the effects of dilution	493	492	490
Basic Earnings per share	$ 8.32	$ 5.66	$ 2.37
Diluted earnings per share	$ 8.30	$ 5.47	$ 2.34